UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21927

MSS Series Trust

(Exact name of registrant as specified in charter)

8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio 44147

(Address of principal executive offices)(Zip code)

Gregory B. Getts

8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio  44147

 (Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, Ohio  43215

Registrant's telephone number, including area code: (440) 922-0066

Date of fiscal year end: November 30

Date of reporting period: November 30, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSRS in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

OELSCHLAGER
INVESTMENTS

TOWPATH FOCUS FUND
Ticker: TOWFX
Institutional Share Class

oelschlagerinvestments.com

ANNUAL REPORT

NOVEMBER 30, 2020

TOWPATH FOCUS FUND

SHAREHOLDER LETTER (UNAUDITED)

January 25, 2021

Dear Fellow Shareholders,

We are pleased to celebrate the one-year anniversary of Oelschlager Investments and our Towpath Focus Fund (TOWFX).  And we look forward to an exciting 2021 with the launch of Towpath Technology Fund (TOWTX), now available to new investors.

We invite you to explore our website for in-depth investment insights, commentary and articles from our first year.  Highlights include:

•

Fourth Quarter Market Commentary: “November Nine” by Mark Oelschlager

•

January 2, 2021: “Launch Alert: Towpath Technology Fund” appeared in Mutual Fund Observer

•

November 3, 2020: “Is This a Good Time to Invest?” by Mark Oelschlager

•

October 30, 2020: “Investor Insight: Mark Oelschlager” appeared in Value Investor Insight

•

September 1, 2020: “Launch Alert: Towpath Focus Fund” appeared in Mutual Fund Observer

•

Media Highlights: A compilation of Mark Oelschlager’s articles and interviews with financial media

Our Principles: Integrity. Diligence. Generosity.

The team at Oelschlager Investments is grateful for the support and interest that we have received over the past year.  We appreciate the trust you place in us, and we regard it as our duty and privilege to invest on your behalf.  Read more about Our Principles at www.oelschlagerinvestments.com.

Finally, we invite you to follow us on LinkedIn at Oelschlager Investments for ongoing insights and updates.

Best regards,

Mark Oelschlager, CFA
President and Chief Investment Officer
Portfolio Manager, Towpath Focus Fund and Towpath Technology Fund

IMPORTANT INFORMATION

Past Performance Does Not Guarantee Future Results. There can be no guarantee that any strategy (risk management or otherwise) will be successful. All investing involves risk, including potential loss of principal.

TOWPATH FOCUS FUND

MANAGEMENT DISCUSSION & ANALYSIS (UNAUDITED)

Towpath Focus Fund launched December 31, 2019.  With the Fund’s fiscal year ended November 30, the first fiscal “year” was only eleven months.  For this period, the Fund returned 11.20%, while the Russell 3000 Index returned 15.68%.

While our goal is to grow the per-share value of the Fund over time, it is not typically categorized as a “Growth” fund.  But a major story worth noting is the general performance of the growth stocks, which had one of the strongest periods on record, driven by a perfect storm of:

•

A declining economic outlook due to the pandemic.  This made their stronger relative growth more valuable.

•

Falling interest rates - which disproportionately benefited growth stocks.

•

Technology companies (a large subset of “growth”) seeing a spike in demand due to decreased mobility of the population.

•

Extremely accommodative monetary policy by the Federal Reserve, which drove a self-perpetuating circle of speculative behavior.  The shares of unprofitable companies rose dramatically, and the stocks that had been doing well continued to do well.

As a result, the Russell Growth Index outperformed the Russell Value Index by approximately 33 percentage points for the eleven months.  That is a massive gap.

If you had told us at the beginning of the year that the market would play out as described above, we would have expected far worse relative performance for the Fund.  We managed a respectable relative return by making some aggressive moves to purchase a number of small-cap stocks that were unfairly ravaged in the wake of the pandemic.  These were companies that were fine before the pandemic but in the spring or summer were trading like their businesses were not just impaired but severely so.  Some examples are Herman Miller, Bombardier Recreational Products, Atlantic Union Bankshares, Designer Brands, Kontoor Brands, and Haverty Furniture.  Many went on to double in price, as first the prospects for, and then the realization of, an effective COVID-19 vaccine developed.  In retrospect, we probably deserve some criticism for not having been even more aggressive in taking advantage of these opportunities.

The Fund’s two energy holdings, Valero and Royal Dutch Shell, weighed on returns, as they suffered from the double whammy of reduced global demand and global suppliers intentionally flooding the market with oil.

Trading activity in the Fund was unusually high for the period, due to the historic market volatility.  As long-term investors we welcome such extreme price swings, as they create opportunities for managers that are both focused on the long-term and willing to act.

TOWPATH FOCUS FUND

MANAGEMENT DISCUSSION & ANALYSIS (UNAUDITED) (CONTINUED)

IMPORTANT INFORMATION:

The Fund has been in existence for less than one year; cumulative performance may not be indicative of the Fund's long-term potential. The Fund returns will fluctuate over long and short-term periods. Past performance does not guarantee future results.  The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. To obtain performance current to the most recent month-end, please call 877-593-8637. Periods greater than one year are annualized.

There can be no guarantee that any strategy (risk management or otherwise) will be successful. All investing involves risk, including potential loss of principal. Past Performance Does Not Guarantee Future Results. Asset allocation does not ensure a profit or guarantee against a loss.

Equity Risk: Equity security values held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of the securities participate or other factors relating to the companies.

The Russell 1000 Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 companies with lower price-to-book ratios and lower expected and historical growth rates.

The Russell 1000 Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

You cannot invest directly into an index.

TOWPATH FOCUS FUND

PERFORMANCE ILLUSTRATION

NOVEMBER 30, 2020 (UNAUDITED)

TOTAL RETURNS FOR THE PERIOD ENDED NOVEMBER 30, 2020

FUND/INDEX	SINCE INCEPTION*	VALUE
Towpath Focus Fund	11.20%	$11,120
S&P 500 Index	14.02%	$11,402
Russell 3000 Index	15.68%	$11,568

Hypothetical Cumulative Performance Comparison of $10,000

Investment Since Inception

Towpath Focus Fund
S&P 500 Index
$12,000
$11,500
$11,000
$10,500
$10,000
$9,500
$9,000
$8,500
$8,000
Dec-19
Jan-20
Feb-20
Mar-20
Apr-20
May-20
Jun-20
Jul-20
Aug-20
Sep-20
Oct-20
Nov-20

* Inception December 31, 2019

This chart assumes a hypothetical initial investment of $10,000 made on the closing of December 31, 2019 (commencement of investment operations). Total return is based on the net change in Net Asset Value (“NAV”) and assumes reinvestment of all dividends and other distributions.  Performance figures represent past performance which is not predictive of future performance.   Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.  Call 1-877-593-8637 for the most current performance data. Performance over one year is annualized.

The S&P 500 Index is a market value-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange (“NYSE”).  The S&P 500 Index is a widely recognized, unmanaged index of common stock prices.  The figures for the S&P 500 Index reflect all dividends reinvested but do not reflect any deductions for fees, expenses or taxes. Investors cannot invest directly in an index.

The Russell 3000 Index is a market-capitalization weighted index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization. You cannot invest directly in an index. Unlike mutual funds, an index does not incur expenses. If expenses were deducted, the actual returns of an index would be lower.

The Fund's total annual operating expenses before fee waivers, per the July 17, 2020 prospectus, as supplemented July 20, 2020 were 1.40%. After fee waivers, the Fund's total annual operating expenses were 1.10%.  The Fund's Adviser has contractually agreed to reduce its fees and to reimburse expenses, at least through July 31, 2021.

TOWPATH FOCUS FUND

PORTFOLIO ILLUSTRATION

NOVEMBER 30, 2020 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by investment type or industry sector of the underlying securities as of November 30, 2020, represented as a percentage of the portfolio of investments.  Below categories are from Morningstar®.

Technology
10.39%
Communication Services
8.52%
Money Market Fund
7.31%
Consumer Cyclical
17.22%
Industrials
6.84%
Energy
5.34%
Healthcare
23.01%
Financial Services
21.37%

Portfolio composition is subject to change.

TOWPATH FOCUS FUND

SCHEDULE OF INVESTMENTS

NOVEMBER 30, 2020

Shares		Fair Value

COMMON STOCKS - 92.54%

Apparel & Other Finished Products of Fabrics & Similar Material - 0.66%
1,000	Carter's, Inc.	$ 88,990

Biological Products (No Diagnostic Substances) - 4.13%
1,620	Amgen, Inc.	359,705
3,200	Gilead Sciences, Inc.	194,144
		553,849
Computer & Office Equipment - 2.44%
14,920	HP, Inc.	327,196

Crude Petroleum & Natural Gas - 1.92%
7,600	Royal Dutch Shell PLC Class B	257,184

Fire, Marine & Casualty Insurance - 2.52%
3,305	Allstate Corp.	338,267

Footwear (No Rubber) - 2.51%
10,700	Steven Madden Ltd.	336,729

Household Furniture - 1.12%
13,800	Kimball International, Inc. Class B	150,834

Leather & Leather Products - 0.87%
4,100	Tapestry, Inc.	116,112

Life Insurance - 1.71%
1,990	Reinsurance Group of America, Inc.	229,407

Men's & Boys' Furnishings, Work Clothing & Allied Garments - 0.68%
2,200	Kontoor Brands, Inc.	91,674

Motor Vehicle Parts & Accessories - 4.07%
10,420	Gentex Corp.	339,692
3,370	Magna International, Inc. Class A	206,985
		546,677
National Commercial Banks - 3.92%
5,470	Bank of America Corp.	154,035
3,260	Capital One Financial Corp.	279,186
6,050	Regions Financial Corp.	92,384
		525,605
Office Furniture - 3.28%
12,350	Herman Miller, Inc.	440,154

The accompanying notes are an integral part of these financial statements.

TOWPATH FOCUS FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2020

Shares		Fair Value

Petroleum Refining - 3.42%
8,530	Valero Energy Corp.	$ 458,658

Pharmaceutical Preparations - 12.76%
6,040	Bristol Myers Squibb Co.	376,896
30,111	Endo International PLC *	152,964
11,380	Glaxosmithkline PLC ADR	418,670
12,420	Prestige Consumer Healthcare, Inc. *	441,779
7,880	Roche Holding AG ADR	321,662
		1,711,971
Retail-Catalog & Mail-Order Houses - 1.46%
62	Amazon.com, Inc. *	196,419

Retail-Furniture Stores - 0.63%
3,100	Haverty Furniture Companies, Inc.	84,382

Retail-Shoe Stores - 3.32%
33,703	Designer Brands, Inc.	266,254
5,700	Genesco, Inc. *	178,809
		445,063
Security Brokers, Dealers & Flotation Companies - 3.90%
10,740	Charles Schwab Corp.	523,897

Semiconductors & Related Devices - 2.72%
7,550	Intel Corp.	365,043

Services-Business Services, Nec - 1.86%
4,940	Ebay, Inc.	249,124

Services-Computer Processing & Data Preparation - 2.16%
12,920	Perspecta, Inc.	289,666

Services-Computer Programming Services - 3.05%
6,220	Amdocs Ltd.	409,338

Services-Computer Programming, Data Processing, Etc. - 8.51%
343	Alphabet, Inc. Class A *	601,759
136	Alphabet, Inc. Class C *	239,461
1,085	Facebook, Inc. Class A *	300,512
		1,141,732
Services-Help Supply Services - 2.72%
5,465	Barrett Business Services, Inc.	364,570

Ship & Boat Building & Repairing - 0.84%
700	Huntington Ingalls Industries, Inc.	112,133

The accompanying notes are an integral part of these financial statements.

TOWPATH FOCUS FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2020

Shares		Fair Value

State Commercial Banks - 9.28%
13,133	Atlantic Union Bankshares Corp.	$ 392,808
13,330	Bank of New York Mellon Corp.	521,470
11,500	Pacific Premier Bancorp, Inc.	331,430
		1,245,708
Wholesale-Drugs Proprietaries & Druggists' Sundries - 6.08%
3,640	Amerisourcebergen Corp.	375,320
2,450	McKesson Corp.	440,780
		816,100

TOTAL COMMON STOCKS (Cost - $10,761,273) - 92.54%		12,416,482

MONEY MARKET FUND - 7.29%
978,593	First American Government Obligations Fund Class X, 0.05% **	978,593
TOTAL MONEY MARKET FUND (Cost - $978,593) - 7.29%		978,593

	Total Investments (Cost - $11,739,866) - 99.83%	13,395,075

	Other Assets Less Liabilities - 0.17%	23,459

	Net Assets - 100.00%	$13,418,534

* Non-Income Producing Security.

** Variable Rate Security: the Yield Rate shown represents the rate at November 30, 2020.

ADR - American Depositary Receipt

PLC- Public Limited Company

The accompanying notes are an integral part of these financial statements.

TOWPATH FOCUS FUND

STATEMENT OF ASSETS AND LIABILITIES

NOVEMBER 30, 2020

Assets:
Investments in Securities at Value (Cost $11,739,866)	$ 13,395,075
Cash	1,000
Receivables:
Dividends	41,480
Prepaid Expenses	2,090
Total Assets	13,439,645
Liabilities:
Payables:
Administrator Fees	500
Chief Compliance Officer Fees	500
Transfer Agent & Fund Accounting Fees	2,649
Trustee Fees	397
Other Accrued Expenses	17,065
Total Liabilities	21,111
Net Assets	$ 13,418,534

Net Assets Consist of:
Paid In Capital	$ 11,388,920
Distributable Earnings	2,029,614
Net Assets	$ 13,418,534

Net Asset Value Per Share

Institutional Class
Net Assets	$ 13,418,534
Shares of beneficial interest outstanding (unlimited shares authorized at no par value)	1,207,179
Net asset value and offering price per share	$ 11.12

The accompanying notes are an integral part of these financial statements.

TOWPATH FOCUS FUND

STATEMENT OF OPERATIONS

For the period December 31, 2019 (commencement of investment operations) through November 30, 2020

Investment Income:
Dividends (a)	$ 208,888
Total Investment Income	208,888

Expenses:
Advisory Fees (see Note 3)	63,233
Transfer Agent & Fund Accounting Fees (see Note 3)	25,687
Legal Fees	21,530
Audit Fees	14,000
Custody Fees	10,094
Chief Compliance Officer Fees (see Note 3)	6,500
Administrative Fees (see Note 3)	4,500
Offering Costs	3,336
Registration Fees	3,124
Trustee Fees	2,797
Other Fees	1,415
Printing & Mailing Fees	815
Total Expenses	157,031
Fees Waived and/or Expenses Reimbursed by the Adviser	(57,574)
Net Expenses	99,457

Net Investment Income	109,431

Realized and Unrealized Gain on Investments:
Net Realized Gain on Investments	264,974
Net Change in Unrealized Appreciation on Investments	1,655,209
Net Realized and Unrealized Gain on Investments	1,920,183

Net Increase in Net Assets Resulting from Operations	$ 2,029,614

(a) Net of foreign withholding taxes of $4,926.

The accompanying notes are an integral part of these financial statements.

TOWPATH FOCUS FUND

STATEMENT OF CHANGES IN NET ASSETS

Period Ended*
11/30/2020
Increase in Net Assets From Operations:
Net Investment Income	$ 109,431
Net Realized Gain on Investments	264,974
Net Change in Unrealized Appreciation on Investments	1,655,209
Net Increase in Net Assets Resulting from Operations	2,029,614

Distributions to Shareholders:
Distributions:	-
Total Distributions Paid to Shareholders	-

Capital Share Transactions:
Proceeds from Sale of Shares:
Institutional Class	11,411,577
Proceeds from Reinvestment of Distributions:
Institutional Class	-
Cost of Shares Redeemed:
Institutional Class	(22,657)
Net Increase in Net Assets from Capital Share Transactions	11,388,920

Net Increase in Net Assets	13,418,534

Net Assets:
Beginning of Period	-

End of Period	$ 13,418,534

Share Activity:
Institutional Class
Shares Sold	1,209,446
Shares Reinvested	-
Shares Redeemed	(2,267)
Net Increase in Shares of Beneficial Interest Outstanding	1,207,179

* For the period December 31, 2019 (commencement of investment operations) through November 30, 2020.

The accompanying notes are an integral part of these financial statements.

TOWPATH FOCUS FUND

INSTITUTIONAL CLASS

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period.

	Period Ended *
	11/30/2020

Net Asset Value, at Beginning of Period	$ 10.00

Income From Investment Operations:
Net Investment Income **	0.11
Net Gain on Investments (Realized and Unrealized)	1.01
Total from Investment Operations	1.12

Distributions:
Net Investment Income	-
Net Realized Gains	-
Total from Distributions	-

Net Asset Value, at End of Period	$ 11.12

Total Return ***	11.20%	(a)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 13,419
Before Waiver
Ratio of Expenses to Average Net Assets	1.73%	(b)
Ratio of Net Investment Income to Average Net Assets	0.57%	(b)
After Waiver
Ratio of Expenses to Average Net Assets	1.10%	(b)(c)
Ratio of Net Investment Income to Average Net Assets	1.21%	(b)(c)
Portfolio Turnover	32.09%	(a)

(a) Not annualized.

(b) Annualized.

(c) The contractual fee and expense waiver is reflected in both the net expense and net investment income ratios (see Note 3).

* For the period December 31, 2019 (commencement of investment operations) through November 30, 2020.

** Per share net investment income has been determined on the basis of average shares outstanding during the period.

*** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Returns would have been lower had the adviser not reimbursed expenses/waived fees during the period.

The accompanying notes are an integral part of these financial statements.

TOWPATH FOCUS FUND

NOTES TO FINANCIAL STATEMENTS

NOVEMBER 30, 2020

NOTE 1.  ORGANIZATION

The Towpath Focus Fund (the "Fund") is a non-diversified series of the MSS Series Trust (the "Trust") and commenced operations on December 31, 2019.  The Trust is an open-end investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), established under the laws of Ohio by an Agreement and Declaration of Trust dated June 20, 2006 (the "Trust Agreement"). The Trust Agreement permits the Board of Trustees (the "Board" or "Trustees") to authorize and issue an unlimited number of shares, without par value, of beneficial interest of each separate series. There are currently seven separate series offered by the Trust. The investment adviser to the Fund is Oelschlager Investments, LLC (the "Adviser" or "Oelschlager").

The Fund’s investment objective is to provide long-term capital appreciation.

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The following is a summary of significant accounting policies used in preparing the financial statements.  The Trust follows the accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") under Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” and Accounting Standards Update ("ASU") 2013-08.

SECURITY VALUATIONS:

Processes and Structure

The Board has adopted guidelines for valuing securities including circumstances in which market quotes are not readily available and has delegated to the Adviser the responsibility for determining fair value prices, subject to oversight by the Board.

Fair Value Pricing Policy

The Board has adopted guidelines for fair value pricing, and has delegated to the Adviser the responsibility for determining fair value prices, subject to oversight by the Board.  If market quotations are not readily available, the security will be valued at fair value (the amount which the owner might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Adviser ("Fair Value Pricing"), subject to oversight by the Board.  The Adviser must use reasonable diligence in determining whether market quotations are readily available.  If, for example, the Adviser determines that one source of market value is unreliable, the Adviser must diligently seek market quotations from other sources, such as other brokers or pricing services, before concluding that market quotations are not available.  Fair Value Pricing is not permitted when market quotations are readily available.

TOWPATH FOCUS FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOVEMBER 30, 2020

Fair Value Measurements

GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date and also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  The three-tier hierarchy seeks to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Equity securities (common stocks and ADR’s). Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange traded funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

Money market fund. Money market funds are valued at net asset value.  These securities will be categorized in Level 1 of the fair value hierarchy.

Short-term investments.  Short term investments are valued using amortized cost, which approximates fair value.  These securities will be categorized in Level 2 of the fair value hierarchy.

A description of the valuation techniques applied to the Fund’s major categories of assets measured at fair value on a recurring basis follows.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

TOWPATH FOCUS FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOVEMBER 30, 2020

Level 3 - Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in the security.

The following table presents information about the Fund’s investments measured at fair value as of November 30, 2020, by major security type:

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of November 30, 2020 (Total)
Assets
Common Stocks	$ 12,416,482	$ -	$ -	$ 12,416,482
Money Market Fund	978,593	-	-	978,593
Total	$ 13,395,075	$ -	$ -	$ 13,395,075

During the period ended November 30, 2020, there were no transfers between 1, 2, or 3 in the Fund.

The Fund did not hold any Level 3 securities during the period presented. For a further breakdown of each investment by industry type, please refer to the Fund’s Schedule of Investments.

SECURITY TRANSACTION TIMING: For financial reporting purposes, investment transactions are accounted for on the trade date on the last business day of the reporting period.  Dividend income and distributions to shareholders are recognized on the ex-dividend date.  Non-cash dividend income is recorded at fair market value of the securities received.  Interest income is recognized on an accrual basis.  The Fund uses the specific identification method in computing gain or loss on sale of investment securities.  Discounts and premiums on securities purchased are accreted or amortized over the life of the respective securities using the effective interest method.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the appropriate country’s rules and tax rates.

FEDERAL INCOME TAXES: The Fund makes no provision for federal income or excise tax. The Fund intends to qualify each year as “regulated investment company” (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains

TOWPATH FOCUS FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOVEMBER 30, 2020

is not distributed, the Fund could incur a tax expense. Therefore, no federal income tax or excise provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s 2020 tax return. The Fund identifies its major tax jurisdiction as U.S. federal and the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period December 31, 2019 (commencement of investment operations) through November 30, 2020, the Fund did not incur any interest or penalties.

SHARE VALUATION: The Fund’s NAV is calculated once daily at the close of regular trading hours on the New York Stock Exchange (the "NYSE") (generally 4:00 p.m. Eastern Time) on each day the NYSE is open. The NAV is determined by totaling the value of all portfolio securities, cash and other assets held by the Fund, and subtracting from that total all liabilities, including accrued expenses.  The total net assets are divided by the total number of shares outstanding for the Fund to determine the NAV of each share class.

DISTRIBUTIONS TO SHAREHOLDERS: The Fund typically distributes substantially all of its net investment income and realized gains in the form of dividends and taxable capital gains to its shareholders. The Fund intends to distribute dividends and capital gains at least annually.  Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income taxes purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or NAV per share of the Fund.

EXPENSES:  Expenses incurred by the Trust that do not relate to a specific fund of the Trust will be allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Trustees).

USE OF ESTIMATES: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported

TOWPATH FOCUS FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOVEMBER 30, 2020

amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

CASH AND CASH EQUIVALENTS: The Fund maintains its cash in an account at a custodian bank which, at times, may exceed federally insured limits. The Fund has not experienced any losses in such accounts and believes it is not exposed to any significant credit risk on its cash deposits.

NOTE 3.  RELATED PARTY TRANSACTIONS AND OTHER AGREEMENTS

INVESTMENT ADVISER: Oelschlager Investments, LLC, serves as the Fund’s investment adviser.  Pursuant to a management agreement, the Fund pays Oelschlager an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 0.70% of the Fund's average daily net assets. During the period December 31, 2019 (commencement of investment operations) through November 30, 2020, the Adviser earned $63,233 in management fees from the Fund. During the period December 31, 2019 (commencement of investment operations) through November 30, 2020, the Adviser waived management fees of $57,574.

The Adviser has contractually agreed to reduce its fees and to reimburse expenses, at least through July 31, 2021, to ensure that the total annual operating expenses of the Fund, after fee waiver and reimbursement (exclusive of any 12b-1 fees, acquired fund fees and expenses, interest expenses, dividend expenses on short sales, taxes, brokerage commissions, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) will not exceed 1.10% of the average daily net assets. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within three years after the waiver or reimbursement occurs, if such recoupment is approved by the Board. The Fund may only make a repayment to the Adviser if such repayment does not cause the Fund’s expenses to exceed both 1) the expense cap in place of the time the expenses were waived, and 2) the Fund’s current expense cap. This agreement may be terminated only by the Board, on 60 days written notice to the Adviser. Fee waiver and reimbursement arrangements can decrease the Fund’s expenses and boost its performance.

Advisory fees waived and/or reimbursed expenses that may be subject to potential recoupment by the Adviser through November 30, 2023, are as follows:

Recoverable Through	Amount Recoverable
November 30, 2023	$57,574

TRANSFER AGENT: An interested Trustee, Gregory B. Getts, is the owner/president of Mutual Shareholder Services, LLC ("MSS"), the Fund’s transfer agent and fund accountant.  MSS receives an annual fee from the Fund of $11.50 per shareholder for

TOWPATH FOCUS FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOVEMBER 30, 2020

transfer agency services. For its services as fund accountant, MSS receives an annual fee from the Fund based on the average net assets of the Fund. The fund accounting fees range from $22,200 to $70,540 depending on the average net assets of the Fund.  For the period December 31, 2019 (commencement of investment operations) through November 30, 2020, MSS earned $25,687 from the Fund for transfer agent and accounting services. As of November 30, 2020, the Fund owed MSS $2,649 for transfer agent and accounting services.

ADMINISTRATOR AND CCO: The Trust, on behalf of the Fund, also entered into Administration and Compliance Agreements with Empirical Administration, LLC ("Empirical") which provides for administration and compliance services to the Fund.  Brandon M. Pokersnik is the owner/president of Empirical, and also an employee of MSS.  Mr. Pokersnik serves as the Chief Compliance Officer and an officer of the Trust.  For the services Empirical provides under the Administration and Compliance Agreements, Empirical receives a monthly fee of $1,000 from the Fund.  For the period December 31, 2019 (commencement of investment operations) through November 30, 2020, Empirical earned $11,000 for these services. As of November 30, 2020, Empirical was owed $1,000 from the Fund.

UNDERWRITER: Foreside Financial Services, LLC (the "Underwriter") acts as the Fund's principal underwriter in a continuous offering of the Fund's shares.

For the period December 31, 2019 (commencement of investment operations) through November 30, 2020, the Underwriter earned $7,958 in fees from the Fund.

NOTE 4.  SHARES OF BENEFICIAL INTEREST

The Trust Agreement permits the Board to issue an unlimited number of shares of beneficial interest of separate series without par value. As of November 30, 2020, paid in capital amounted to $11,388,920 for the Fund.

NOTE 5.  INVESTMENT TRANSACTIONS

Investment transactions, excluding short-term investments, for the period December 31, 2019 (commencement of investment operations) through November 30, 2020, were as follows:

Purchases	$ 13,302,412
Sales	$ 2,806,113

NOTE 6.  FEDERAL INCOME TAX

For federal income tax purposes, the cost of investments owned as of November 30, 2020 is $11,768,170.  As of November 30, 2020, the gross unrealized appreciation on a tax basis totaled $2,301,938 and the gross unrealized depreciation totaled $675,033 for a net unrealized appreciation of $1,626,905.

TOWPATH FOCUS FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOVEMBER 30, 2020

As of November 30, 2020, the difference between book and tax basis unrealized appreciation was attributed to the deferral of wash sales.

As of November 30, 2020 the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income

                $       402,709

Net unrealized appreciation

      1,626,905

Total

$    2,029,614

There were no distributions made for the period December 31, 2019 (commencement of investment operations) through November 30, 2020.

NOTE 7.  BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act.  As of November 30, 2020, Mark & Tina Oelschlager held approximately 61% of the voting securities of the Fund and may be deemed to control the Fund.

NOTE 8.  CONTINGENCIES AND COMMITMENTS

The Fund indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund.  Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

NOTE 9.  MARKET RISK

Overall market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions and depressions, or other events could have a significant impact on the Fund and its investments and may impair market liquidity, thereby increasing liquidity risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns.  During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments.

An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and has now been detected globally. This coronavirus has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in

TOWPATH FOCUS FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOVEMBER 30, 2020

healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.

NOTE 10.  SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the issuance date of these financial statements and has noted no such events requiring accounting or disclosure, other than the below item.

During the year ended December 31, 2020, a short-term capital gain distribution of $0.24197 per share, and a ordinary income distribution of $0.09075 per share, were paid on December 23, 2020, for shareholders on record as of December 23, 2020, for a total distribution of $403,015.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Towpath Focus Fund and

Board of Trustees of MSS Series Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Towpath Focus Fund (the “Fund”), a series of MSS Series Trust, as of November 30, 2020, the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the period December 31, 2019 (commencement of operations) through November 30, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of November 30, 2020, the results of its operations, the changes in its net assets, and the financial highlights for the period December 31, 2019 (commencement of operations) through November 30, 2020, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit.  We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of November 30, 2020, by correspondence with the custodian.  Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.  We believe that our audit provides a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2019.

COHEN & COMPANY, LTD.

Cleveland, Ohio

January 29, 2021

TOWPATH FOCUS FUND

EXPENSE ILLUSTRATION

NOVEMBER 30, 2020 (UNAUDITED)

Expense Example

As a shareholder of the Fund, you incur ongoing costs which consist of, management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period, June 1, 2020 through November 30, 2020.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	June 1, 2020	November 30, 2020	June 1, 2020 to November 30, 2020

Actual	$1,000.00	$1,161.96	$5.95
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,019.50	$5.55

* Expenses are equal to the Fund's annualized expense ratio of 1.10%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

TOWPATH FOCUS FUND

TRUSTEES AND OFFICERS

NOVEMBER 30, 2020 (UNAUDITED)

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the 1940 Act.

Name Address and Year of Birth	Position(s) Held with the Trust	Term of Office/ Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex[1] Overseen by Trustee	Other Directorships Held by Trustee
Paul K. Rode, Esq. 8000 Town Centre Drive, Suite 400, Broadview Heights, OH 44147 Year: 1980	Trustee	Indefinite/ October 2016- present	Attorney, Keith D. Weiner & Assoc. Co. L.P.A. since September 2005	7	None
Michael Young 8000 Town Centre Drive, Suite 400, Broadview Heights, OH 44147 Year: 1950	Trustee	Indefinite/ October 2016 - present	November 2013-Present: Consultant/Practitioner for Purdue, Rutgers and Northeastern Universities; June 2002-November 2013: Senior Federal Security Director for U.S. Department of Homeland Security	7	None

1The “Fund Complex” consists of the MSS Series Trust.

TOWPATH FOCUS FUND

TRUSTEES AND OFFICERS (CONTINUED)

NOVEMBER 30, 2020 (UNAUDITED)

The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the 1940 Act and each officer of the Trust.

Name Address and Year of Birth	Position(s) Held with the Trust	Term of Office/ Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex[2] Overseen by Trustee	Other Directorships Held by Trustee
Dr. Gregory B. Getts [1] 8000 Town Centre Drive, Suite 400, Broadview Heights, OH 44147 Year: 1957	Trustee and President	Indefinite/ October 2016 - present	Owner/President, Mutual Shareholder Services, LLC, since 1999; Owner/President Arbor Court Capital, LLC, since January 2012.	7	None
Brandon M. Pokersnik 8000 Town Centre Drive, Suite 400, Broadview Heights, OH 44147 Year: 1978	Treasurer, Secretary and Chief Compliance Officer	Indefinite/ October 2016 - present	Accountant, Mutual Shareholder Services, LLC, since 2008; Attorney Mutual Shareholder Services, LLC, since June 2016; Owner/President, Empirical Administration, LLC, since September 2012.	NA	NA

1 Gregory B. Getts is considered an “Interested” Trustee as defined in the 1940 Act because he is an officer of the Trust and President/owner of the Fund’s transfer agent and fund accountant.
2The “Fund Complex” consists of the MSS Series Trust.
Each non-interested Trustee receives $300 per quarterly meeting attended.

The Statement of Additional Information includes additional information about the Trustees and is available without charge, upon request, by calling 877-593-8637.

TOWPATH FOCUS FUND

ADDITIONAL INFORMATION

NOVEMBER 30, 2020 (UNAUDITED)

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12 month period ended June 30, are available without charge upon request by (1) calling the Fund at 877-593-8637 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT.   The Form N-PORT filing must be made within 60 days of the end of the quarter. The Fund’s Form N-PORT are available on the SEC’s website at http://sec.gov.  You may also obtain copies by calling the Fund at 877-593-8637.

LIQUIDITY RISK MANAGEMENT PROGRAM

The Fund has adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act. The program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the fiscal period ended November 30, 2020, the Trust’s Liquidity Program Administrator (the “Administrator”) reviewed the Fund’s investments and determined that the Funds held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Administrator concluded that (i) the Fund’s liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Fund’s liquidity risk management program has been effectively implemented.

This Page Was Left Blank Intentionally

INVESTMENT ADVISER

Oelschlager Investments, LLC

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.

LEGAL COUNSEL

Thompson Hine LLP

CUSTODIAN

US Bank N.A.

TRANSFER AGENT AND FUND ACCOUNTANT

Mutual Shareholder Services, LLC

DISTRIBUTOR

Foreside Financial Services, LLC

This report is intended only for the information of shareholders or those who have received the Fund's prospectus which contains information about the Fund's management fee and expenses. Please read the prospectus carefully before investing.

Item 2. Code of Ethics.

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3) Compliance with applicable governmental laws, rules, and regulations;

(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5) Accountability for adherence to the code.

(c) Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d) Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on registrant’s website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.  The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee.  At this time, the registrant believes that the experience provided by each member of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

Registrant

Adviser

FY 2020

$ 11,700

$ 0

FY 2019

$ 00,000

$ 0

(b)

Audit-Related Fees

Registrant

Adviser

FY 2020

$ 0

$ 0

FY 2019

$ 0

$ 0

(c)

Tax Fees

Registrant

Adviser

FY 2020

$ 3,000

$ 0

FY 2019

$ 0,000

$ 0

(d)

All Other Fees

Registrant

Adviser

FY 2020

$ 0

$ 0

FY 2019

$ 0

$ 0

(e)

(1)

Audit Committee’s Pre-Approval Policies

The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2)

Percentages of Services Approved by the Audit Committee

None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)

During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

Registrant

FY 2020

$ 3,000

FY 2019

$ 0,000

(h)

The registrant's audit committee has not considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)

Disclosure Controls & Procedures.  Principal executive and financial officers have concluded that Registrant’s disclosure controls & procedures are effective based on their evaluation as of a date within 90 days of the filing date of this report.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable.

Item 13. Exhibits.

(a)(1) Code of Ethics. Filed herewith.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b) Certification pursuant to Section 906 Certification of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MSS Series Trust

By /s/ Gregory B. Getts

     Gregory B. Getts

     President

Date:  February 2, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Gregory B. Getts

      Gregory B. Getts

      President

Date:  February 2, 2021

By /s/ Brandon M. Pokersnik

      Brandon M. Pokersnik

      Principal Financial Officer

Date:  February 2, 2021